UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22130

LCM Landmark Series Trust

(Exact name of registrant as specified in charter)

9345 Waterstone Blvd., Suite 140, Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

John Swhear.

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	02/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LCM Landmark Active Dividend Fund Schedule of Investments February 29, 2008 (Unaudited)

Common Stocks - 93.64%	Shares	Value

Beverages - 3.49%
Diageo, PLC (a)	1,100	$ 90,310
The Coca-Cola Co.	900	52,614
		142,924

Cigarettes - 1.54%
Loews Corp. - Carolina Group	500	37,645
Reynolds American, Inc.	400	25,488
		63,133

Computer & Office Equipment - 1.11%
International Business Machines Corp.	400	45,544

Computer Communications Equipment - 0.77%
Cisco Systems, Inc. (b)	1,300	31,681

Computer Storage Devices - 2.71%
Western Digital Corp. (b)	3,600	111,132

Construction - Special Trade Contractors - 2.84%
Chicago Bridge & Iron Company N.V. (a)	2,500	116,300

Construction Machinery & Equipment - 4.06%
Catepillar, Inc.	950	68,713
The Manitowoc Co., Inc.	2,400	97,776
		166,489

Crude Petroleum & Natural Gas - 5.83%
Anadarko Petroleum Corp.	500	31,870
Apache Corp.	600	68,826
Chesapeake Energy Corp.	1,500	67,830
Petroleo Brasileiro S.A. (a)	600	70,404
		238,930

Dolls & Stuffed Toys - 1.13%
Mattel, Inc.	2,400	46,368

Drilling Oil & Gas Wells - 4.47%
Diamond Offshore Drilling, Inc.	700	84,581
Transocean, Inc.	700	98,357
		182,938

Electric Services - 0.49%
Dominion Resources, Inc./VA	500	19,970

Engines & Turbines - 2.09%
Cummins, Inc.	1,700	85,646

Fabricated Plate Work (Boiler Shops) - 1.79%
McDermott International, Inc. (b)	1,400	73,108

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 93.64% (continued)	Shares	Value

Farm Machinery & Equipment - 1.87%
Deere & Co.	900	$ 76,689

General Industrial Machinery & Equipment - 3.95%
Gardner Denver, Inc. (b)	1,690	62,429
Illinois Tool Works, Inc.	1,000	49,070
Ingersoll-Rand Co., Ltd.	1,200	50,232
		161,731

Grain Mill Products - 0.87%
Kellogg Co.	700	35,504

Guided Missiles & Space Vehicles & Parts - 1.51%
Lockheed Martin Corp.	600	61,920

Heavy Construction Other Than Building Construction Contractors - 2.04%
Fluor Corp,	600	83,550

Industrial Trucks, Tractors, Trailers, & Stackers - 1.98%
Terex Corp. (b)	1,200	80,940

Iron & Steel Foundries - 1.08%
Precision Castparts Corp.	400	44,156

Metal Mining - 5.71%
BHP Billiton, Ltd. (a)	1,000	73,180
Freeport-McMoRan Copper & Gold, Inc.	800	80,688
Southern Copper Corp.	700	79,877
		233,745

Miscellaneous Fabricated Metal Products - 1.74%
Parker-Hannifin Corp.	1,100	71,093

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.17%
Eaton Corp.	1,100	88,693

Miscellaneous Manufacturing Industries - 0.88%
International Game Technology	800	36,120

Motor Vehicle Parts & Accessories - 1.26%
Honeywell International, Inc.	900	51,786

National Commercial Banks - 2.74%
Comerica, Inc.	400	14,496
JPMorgan Chase & Co.	1,400	56,910
Wells Fargo & Co.	1,400	40,922
		112,328

Newspapers: Publishing or Publishing & Printing - 1.07%
News Corp. - Class B	2,300	43,953

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund Schedule of Investments February 29, 2008 (Unaudited)

Common Stocks - 93.64% (continued)	Shares	Value

Oil & Gas Field Services - 2.39%
Halliburton Co.	1,200	$ 45,960
Schlumberger, Ltd.	600	51,870
		97,830
Petroleum Refining - 8.20%
Chevron Corp.	800	69,328
ConocoPhillips	1,900	157,149
Marathon Oil Corp.	1,000	53,160
Murphy Oil Corp.	700	56,266
		335,903

Pharmaceutical Preparations - 2.91%
Elan Corp., PLC (a) (b)	900	20,493
Forest Laboratories, Inc. (b)	1,700	67,609
Pfizer, Inc.	1,400	31,192
		119,294

Plastics Materials & Synthetic Resins - 1.13%
E.I. du Pont de Nemours and Co.	1,000	46,420

Radiotelephone Communications - 1.01%
Deutsche Telekom AG (a)	2,200	41,558

Retail - Drug Stores & Proprietary Stores - 1.07%
Walgreen Co.	1,200	43,812

Retail - Eating Places - 1.76%
McDonald's Corp.	900	48,699
Starbucks Corp. (b)	1,300	23,361
		72,060

Retail - Variety Stores - 1.51%
Costco Wholesale Group	1,000	61,920

Semiconductors & Related Devices - 1.32%
Intel Corp.	2,700	53,865

Services - Computer Processing & Data Preparation - 1.85%
Automatic Data Processing, Inc.	1,900	75,905

Services - Miscellaneous Business Services - 1.27%
Tyco International, Ltd.	1,300	52,078

Services - Prepackaged Software - 0.47%
Microsoft Corp.	700	19,054

Surgical & Medical Instruments & Apparatus - 2.24%
3M Co.	600	47,040
Baxter International, Inc.	760	44,855
		91,895

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund Schedule of Investments February 29, 2008 (Unaudited)

Common Stocks - 93.64% (continued)	Shares	Value

Telephone Communications, Except Radiotelephone - 1.64%
Verizon Communications, Inc.	1,200	$ 43,584
Windstream Corp.	2,000	23,520
		67,104

Tobacco Products - 2.86%
Altria Group, Inc.	1,600	117,024

Water Transportation - 0.82%
Tidewater, Inc.	600	33,690

TOTAL COMMON STOCKS (Cost $3,803,525)		3,835,783

Real Estate Investment Trust - 2.02%

Annaly Capital Management, Inc.	4,000	82,760

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $81,466)		82,760

Exchange-Traded Funds - 1.22%

iShares MSCI Brazil Index Fund	600	50,118

TOTAL EXCHANGE-TRADED FUNDS (Cost $48,126)		50,118

Money Market Securities - 1.95%

Fidelity Institutional Money Market, 3.71% ©	79,935	79,935

TOTAL MONEY MARKET SECURITIES (Cost $79,935)		79,935

TOTAL INVESTMENTS (Cost $4,013,052) - 98.83%		$ 4,048,596

Cash & Other Assets less Liabilities - 1.17%		48,125

TOTAL NET ASSETS - 100.00%		$ 4,096,721

(a) American Depositary Receipt
(b) Non-income producing.
(c) Variable Rate Security; the rate shown represents the yield at February 29, 2008.

Tax Related
Unrealized appreciation		$ 94,980
Unrealized depreciation		(59,436)
Net unrealized appreciation		$ 35,544

Aggregate cost of securities for income tax purposes		$ 4,013,052

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund Schedule of Investments February 29, 2008 (Unaudited)

Common Stocks - 91.56%	Shares	Value

Accident & Health Insurance - 3.20%
Aflac, Inc.	420	$ 26,212

Agricultural Chemicals - 1.63%
The Mosaic Co. (a)	120	13,356

Cigarettes - 2.31%
Loews Corp. - Carolina Group	251	18,898

Commercial Printing - 0.45%
R.R. Donnelley & Sons Co.	115	3,661

Computer & Office Equipment - 3.60%
Hewlett-Packard Co.	616	29,426

Crude Petroleum & Natural Gas - 7.96%
EOG Resources, Inc.	276	32,817
Occidental Petroleum Corp.	417	32,263
		65,080

Farm Machinery & Equipment - 3.12%
Deere & Co.	300	25,563

Fats & Oils - 1.43%
Archer-Daniels-Midland Co.	260	11,726

Gas & Other Services Combined - 3.39%
Sempra Energy	522	27,734

Guided Missiles & Space Vehicles & Parts - 0.86%
Lockheed Martin Corp.	68	7,018

Hospital & Medical Service Plans - 2.06%
Humana, Inc. (a)	247	16,878

Motor Vehicle Parts & Accessories - 2.88%
Honeywell International, Inc.	410	23,591

Oil & Gas Field Machinery & Equipment - 2.64%
National Oilwell Varco, Inc. (a)	346	21,556

Petroleum Refining - 3.41%
Exxon Mobil Corp.	321	27,930

Pharmaceutical Preparations - 5.93%
Forest Laboratories, Inc. (a)	610	24,260
Pfizer, Inc.	1,090	24,285
		48,545

Pumps & Pumping Equipment - 1.00%
Flowserve Corp.	75	8,168

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 91.56% (continued)	Shares	Value

Retail - Computer & Computer Software Stores - 0.49%
GameStop Corp. - Class A (a)	95	$ 4,024

Retail - Eating Places - 2.06%
McDonald's Corp.	312	16,882

Retail - Family Clothing Stores - 5.25%
The Gap, Inc.	1,319	26,604
The TJX Companies, Inc.	510	16,320
		42,924

Rubber & Plastics Footwear - 3.00%
Nike, Inc. - Class B	407	24,501

Search, Detection, Navigation, Guidance, Aeronnautical Systems - 2.58%
Garmin, Ltd.	359	21,077

Services - Business Services - 5.67%
MasterCard, Inc. - Class A	244	46,360

Services - Educational Services - 1.65%
Apollo Group, Inc. - Class A (a)	220	13,504

Services - Prepackaged Software - 7.97%
Activision, Inc. (a)	225	6,131
Microsoft Corp.	810	22,048
Oracle Corp. (a)	1,203	22,616
Symantec Corp. (a)	855	14,398
		65,193

State Commercial Banks - 2.81%
State Street Corp.	293	23,015

Surgical & Medical Instruments & Apparatus - 2.81%
Baxter International, Inc.	390	23,018

Telephone & Telegraph Apparatus - 4.10%
Research In Motion, Ltd. (a)	323	33,527

Telephone Communications, Except Radiotelephone - 3.33%
AT&T, Inc.	782	27,237

Tobacco Products - 3.34%
UST, Inc.	504	27,362

Wholesale - Electronic Parts & Equipment - 0.63%
Avnet, Inc. (a)	152	5,124

TOTAL COMMON STOCKS (Cost $776,313)		749,090

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments
February 29, 2008
(Unaudited)

	Shares	Value

Real Estate Investment Trust - 2.93%

Public Storage	295	$ 24,001

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $23,739)		24,001

Money Market Securities - 3.10%

Fidelity Institutional Money Market, 3.71% (b)	25,358	25,358

TOTAL MONEY MARKET SECURITIES (Cost $25,358)		25,358

TOTAL INVESTMENTS (Cost $825,410) - 97.59%		$ 798,449

Cash & Other Assets less Liabilities - 2.41%		19,684

TOTAL NET ASSETS - 100.00%		$ 818,133

(a) Non-income producing.
(b) Variable Rate Security; the rate shown represents the yield at February 29, 2008.

Tax Related
Unrealized appreciation		$ 19,936
Unrealized depreciation		(46,897)
Net unrealized depreciation		$ (26,961)

Aggregate cost of securities for income tax purposes		$ 825,410

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds

Related Notes to the Schedule of Investments

February 29, 2008 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser (under the Advisee's supervision) believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor or the Sub-Adviser, as the case may be, determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined by the Sub-Adviser in good faith according to guidelines established by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser, as the case may be, believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Advisor in conformity guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

LCM Landmark Funds

Related Notes to the Schedule of Investments

February 29, 2008 (Unaudited

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the LCM Landmark Active Dividend Fund’s assets as of February 29, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 3,968,661	$ -
Level 2 – Other Significant Observable Inputs	$ 79,935	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 4,048,596	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the LCM Landmark Active Dividend Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	- *	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

The following is a summary of the inputs used to value the LCM Landmark Disciplined Growth Fund’s assets as of February 29, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 773,091	$ -
Level 2 – Other Significant Observable Inputs	$ 25,358	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 798,449	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the LCM Landmark Disciplined Growth Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	- *	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____LCM Landmark Series Trust

By

*____/s/ Allan Westcott_____________________

Allan F. Westcott, President

Date____4/29/2008_________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*_______/s/ Allan Westcott___________________________

Allan F. Westcott, President

Date_______4/29/2008_______________________________

By

*___/s/ Mark Morrow_________________________________

Mark R. Morrow, Treasurer

Date_______4/29/2008_______________________________